Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The gross changes in the carrying amount of goodwill as of December 31, 2018 and December 31, 2017 are as follows:

	December 31, 2018	December 31, 2017
	$	$
Balance, beginning of the year	20,317	15,504
Acquisition of Tictail, Inc.	15,125	—
Acquisition of Solutions Alveo Inc.	2,577	—
Acquisition of Oberlo UAB	—	4,813
Balance, end of the year	38,019	20,317